JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

October 27, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:

JPMorgan Trust I ("Trust")

File Nos. 811-21295 and 333-103022

on behalf of the JPMorgan Access Balanced Fund and the JPMorgan Access     Growth Fund (the "Funds")

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended ("1933 Act"), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended ("1940 Act"), is Post-Effective Amendment No. 95 (Amendment No. 96 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A ("Amendment").

This Amendment is being filed in order to add Class C Shares for the Funds listed above, which are in stand-alone prospectuses. Also included in this filing is the statement of additional information which reflects the addition of the new share class.

If you have any questions or comments, please call me at (212) 648-2085.

Very truly yours,

/S/ JOHN T. FITZGERALD

-----------------------------------

John T. Fitzgerald

Assistant Secretary